Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, valuation of goodwill and intangible assets and liabilities of acquired businesses on acquisition day for impairment analysis, allowance for doubtful receivables, fair values of the subsidiaries being transferred within the Group at the dates of transactions, the valuation of non-controlling interests acquired from related parties at acquisition dates, valuation of transfer pricing and fair value of share based compensation. Actual results could differ from those estimates.

(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, "premiums" are receivables from the insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash represents guarantee deposits required by China Insurance Regulatory Commission ("CIRC") in order to protect insurance premium appropriation by insurance agency as well as entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group in an escrow account of RMB4,536 and RMB12,398 as of December 31, 2014 and 2015, respectively.

(d)	Short Term Investment

Short term investments are mainly available-for-sale investments in debt securities that do not have a quoted market price in an active market. They are measured at costs which approximate their fair values in the consolidated balance sheets. The Group benchmark the costs against fair values of comparable investments as of balance sheet date, and categorized all fair value measures of short term investments as level 2 of the fair value hierarchy. No impairment loss on short term investments was identified for each of the years ended December 31, 2013, 2014 and 2015.

(e)	Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Accounts receivable	202,737	254,510
Allowance for doubtful accounts	(16,587)	(13,246)
Accounts receivable, net	186,150	241,264

The following table summarizes the movement of the Group's allowance for doubtful accounts:

	2013	2014	2015
	RMB	RMB	RMB
Balance at the beginning of the year	9,903	12,655	16,587
Provision for doubtful accounts	5,303	3,932	4,991
Write-offs	(2,551)	—	(8,332)
Balance at the ending of the year	12,655	16,587	13,246

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)			Estimated residual value
Building	20	-	36		0%
Office equipment, furniture and fixtures	3	-	5	0%	-	3%
Motor vehicles	5	-	10	0%	-	3%
Leasehold improvements		5			0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of income and comprehensive income:

	2013	2014	2015
	RMB	RMB	RMB
Commission and fees under operating costs	4,988	5,508	2,056
Selling expenses	1,636	1,282	1,180
General and administrative expenses	24,629	21,445	15,147
Depreciation for the year	31,253	28,235	18,383

(g)	Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in three reporting units for the year ended December 31, 2015. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2013, 2014 and 2015, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value which is the step one of the two-step impairment test. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired as of December 31, 2013, 2014 and 2015.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets of customer relationship is computed using the accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets' economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

				As of December 31, 2014
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name	Indefinite			24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(3,867)	—	5,031
Customer relationship	4.6	to	9.8	67,096	(48,012)	(5,760)	13,324
Non-compete agreement	3	to	6.25	69,485	(32,557)	(34,692)	2,236
Agency agreement and license	4.6	to	9.8	21,394	(14,789)	(581)	6,024
Software and system	5	to	10	5,999	(4,723)	—	1,276
				196,963	(103,948)	(61,417)	31,598

				As of December 31, 2015
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name	Indefinite			20,111	—	(16,404)	3,707
Trade name	9.4	to	10	8,898	(4,808)	—	4,090
Customer relationship	4.6	to	9.8	61,186	(51,264)	(2,953)	6,969
Non-compete agreement	3	to	6.25	69,075	(33,819)	(34,692)	564
Agency agreement and license	4.6	to	9.8	20,404	(15,949)	(77)	4,378
Software and system	5	to	10	5,680	(5,680)	—	—
				185,354	(111,520)	(54,126)	19,708

Aggregate amortization expenses for intangible assets were RMB13,665, RMB16,826 and RMB11,571 for the years ended December 31, 2013, 2014 and 2015, respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that these assets’ carrying amounts may not be recoverable. The Group measures the carrying amount of identifiable intangible asset with determinable useful live against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2013, 2014 and 2015, the Group recognized no impairment losses on identifiable intangible assets with determinable useful lives.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. During the years ended December 31, 2013, 2014 and 2015, the Group recognized no impairment losses on its indefinite-lived intangible assets.

The estimated amortization expenses for the next five years are: RMB5,204 in 2016, RMB3,881 in 2017, RMB3,667 in 2018, RMB2,502 in 2019 and RMB658 in 2020, and an aggregate amount of RMB89 in years thereafter.

(h)	Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of receivables from third parties, advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses.

(i)	Investment in Affiliates

Investments in affiliates are accounted for using the equity method. The Group does not control the affiliates but exerts significant influence over them.

(j)	Other Non-current Assets

Other non-current assets represent investments in equity security of private companies which the group owns equity interest of less than 20%, over which the Group exerts no significant influence and are measured initially at cost.

(k)	Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(l)	Insurance Premium Payables

Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.

(m)	Subscription Receivables

The Group entered into share purchase agreements with companies established on behalf of our employees (the "Employee Companies") for the issuance of 100,000,000 ordinary shares at US$0.27 per ordinary share and 50,000,000 ordinary shares at US$0.29 per ordinary share in 2014. The issue prices are the average closing prices for the 20 trading days prior to the board approval dates of such subscriptions. The sale of shares to the Employee Companies was completed on December 17, 2014.

In order to facilitate the purchase of shares by employees as described above, the Group has granted a loan to the Employee Companies. The loan bears interest at a rate of 3% per annum and is repayable upon the sale of the shares by employees, termination of employment or within two years, whichever comes first. Please refer to note 12 for details. The interest rate is determined with reference to fair market prices and therefore no interest-related compensation expense is recorded.

According to FASB ASC 505-10-45, the loan is recorded as a separate line of deduction from equity in the Group’s consolidated balance sheet as of December 31, 2014 and 2015. Interest income accruing from the loan is recognized as non-operating income. None of the loans to employees have been repaid up to the date of this report and total balance thereof as of year-end was RMB268,829 (US$41,500).

(n)	Treasury shares

Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock.

During the year ended December 31, 2015, the Group had repurchased total of 2,261,100 shares from the market for a cash consideration of RMB6,276. As of December 31, 2015, all the treasury stock had been re-issued for the purpose of stock options exercised.

(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Since 2014, the Group has adopted FASB ASU No. 2013-11—Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists prospectively, to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the balance sheets as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the Group to use, and the Group does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit is presented in the balance sheets as a liability.

(p)	Share-based Compensation

Employee share-based compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of income and comprehensive income. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied.

Non-employee share-based compensation

Share-based compensation related to non-employees is recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete. The quantity and terms of the equity instruments issued to non-employees are not known up front as they are dependent upon counterparty performance conditions, the Group measures the equity instruments at their then-current lowest aggregate fair value at each reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

Modification of an Award

A modification of the terms or conditions of an equity award is treated as an exchange of the original award for a new award. The Group measures the effects of a modification as follows:

a.         Incremental compensation cost shall be measured as the excess, if any, of the fair value of the modified award determined over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date; and

b.       The total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied.

The Group records the incremental fair-value-based measure, if any, of the modified award, as compensation cost on the date of modification (for vested awards) or over the remaining service (vesting) period (for unvested awards).

Cancellation of an Award

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Group uses the Black-Scholes or the Binominal option-pricing model to determine the fair value of stock options. Determining the value of share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The Group estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and prospectively revises the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.

Share-based compensation expenses of RMB45,317, RMB23,598 and RMB17,653 for the years ended December 31, 2013, 2014 and 2015, respectively, were included in the general and administrative expenses.

(q)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans.

(r)	Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. Insurance brokerage services revenue is recognized when the signed insurance policy is in place and the premium is collected from the insured and the commission settlement confirmation is received from insurance companies, because the commission rate for brokerage services is negotiated case by case and the Group’s fees are fixed when such confirmation is received. No allowance for cancellation has been recognized for agency and brokerage businesses as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been deminims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.2%, 0.2% and 0.2% of the total commission and fee revenues during years ended December 31, 2013, 2014 and 2015, respectively. For property insurance and life insurance, agency and brokerage services, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance target is being achieved. Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

Other service fees include commission revenues earned from distribution of wealth management products and revenue from the provision of IT services. Commission from distribution of wealth management products are recorded when the products have been sold to customers, at which time the Group has fulfilled all its services obligations. Revenue from the provision of IT services is recognized when the services are rendered.

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to RMB99,931, RMB120,965 and RMB157,234 for the years ended December 31, 2013, 2014 and 2015, respectively. According to the Announcement on the VAT Reform Pilot Program of the Transportation and Selected Modern Service Sectors issued by the State Tax Bureau in July 2012, the transportation and some selected modern service sectors, including research and development (R&D) and technical services, information technology services, cultural creative services, logistics support services, tangible personal property leasing services, and assurance and consulting service, should pay value-added tax instead of business tax based on a predetermined timetable (hereinafter referred to as the “VAT Reform”), effective September 1,2012 for entities in Beijing and November 1, 2012 for entities in Guangdong. The VAT Reform expanded nation-wide from August 1, 2013.  A total of seven subsidiaries or VIEs in the Group that engage in consulting and information technology services met the VAT Reform requirements, and have started to pay value-added tax since the respectively effective days. Total Value-added taxes paid by the Group during the years ended December 31, 2014 and 2015 amounted to RMB14,997 and RMB16,370.

In March 2016, during the fourth session of the 12th National People’s Congress, it was announced that the VAT reform will be fully rolled out and extended to all industries including construction, real estate, financial services and lifestyle services. Subsequently, the State Administration of Taxation and Ministry of Finance jointly issued a Notice on Preparing for the Full Implementation of the VAT Reform (Cai Shui [2016] No. 32). Accordingly, the Group will pay value-added tax instead of business tax starting from May 1, 2016. The Group is in the process of evaluating the impact on the consolidated financial statements.

(s)	Contingent Consideration

The Group recognizes all the assets acquired and liabilities assumed in a business combination at the acquisition-date fair values, which will include an estimation of the fair value of contingent consideration payables if any. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of income and comprehensive income when incurred. No change in fair value of contingent consideration payable was charged to consolidated statement of income and comprehensive income for the years ended December 31, 2013, 2014 and 2015.

The selling shareholders of the acquired entities agreed to return part of considerations to the Group, if certain performance criteria cannot be met. The fair value of such contingent arrangements was charged to consolidated statement of income and comprehensive income in the amount of nil, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively.

(t)	Fair Value of Financial Instruments.

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2	applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium receivables and payables, other receivables, accounts payable, amounts due from related parties, approximate their fair values due to the short term nature of these instruments.

Measured at fair value on a recurring basis

As of December 31, 2015 and 2014, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,026,256	—	2,026,256	—

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	688,900	—	688,900	—

The debt security consists of investments in trust products and asset management plans that have normally pay a prospective fixed rate of return. These investment are recorded at fair value on a recurring basis. The Group benchmarks the costs against fair values of comparable investments with similar measurement terms, such as prevailing market yields, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at reporting date uses significant other observable inputs.

The Group did not have Level 3 investments as of December 31, 2014 and 2015.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including the cost method investments, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary, and impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (note 6) and intangible assets (note 2(g)) are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

(u)	Foreign Currencies

The functional currency of the Company is the United States dollar ("USD"). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income and comprehensive income. The Group has chosen the Renminbi ("RMB") as their reporting currency.

The functional currency of the most of the Company’s subsidiaries and VIEs is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income and comprehensive income.

(v)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents. The Group had aggregate amounts of RMB2,080,842 and RMB1,115,296 of cash and cash equivalents denominated in RMB as of December 31, 2014 and 2015, respectively.

(w)	Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.4778, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2015, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2015, or at any other rate.

(x)        Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services and distribution of wealth management products. The Group operated three segments: (1) insurance agency segment, which mainly consists of providing agency services for Property and Casualty (“P&C”) insurance products and life insurance products to individual clients, (2) insurance brokerage segment, which mainly consists of providing P&C and life insurance brokerage services to institutional clients, and (3) claims adjusting segment, which consists of providing pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services. Details of these operating segments are described in note 21. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

(y)       Earnings per Share ("EPS") or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

(z)       Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB5,724, RMB6,553 and RMB5,696 for the years ended December 31, 2013, 2014 and 2015, respectively.

(aa)     Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income and comprehensive income over the lease period.

(ab)     Accumulated Other Comprehensive Income

The Group presents comprehensive income in the consolidated statements of income and comprehensive income with net income in a continuous statement.

Accumulated other comprehensive income represents foreign currency translation adjustments and share of other comprehensive income of the affiliates for the period.

(ac)	Recently Issued Accounting Standards Not Yet Adopted

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)". The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry specific guidance, in current U.S. generally accepted accounting principles. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

ASU 2014-09 is originally effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

In January 2015, the FASB issued a new pronouncement which eliminates from U.S. GAAP the concept of extraordinary items.

Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item. If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.

The FASB heard from stakeholders that the concept of extraordinary items causes uncertainty because it is unclear when an item should be considered both unusual and infrequent. Additionally, some stakeholders said that although users find information about unusual or infrequent events and transactions useful, they do not find the extraordinary item classification and presentation necessary to identify those events and transactions. Other stakeholders noted that it is extremely rare in current practice for a transaction or event to meet the requirements to be presented as an extraordinary item.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The adoption of this ASU is not expected to have a material impact on the Group’s consolidated financial results or disclosures.

In September, 2015, the FASB issued a new pronouncement, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments.

Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Group does not expect the adoption of this guidance will have a significant effect on the Group's consolidated financial statements.

In November, 2015, the FASB issued a new pronouncement which changes how deferred taxes are classified on organizations’ balance sheets.

The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent.

The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for certain provisions. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees' recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors' accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group's consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board's new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.